Note 7 - Vessels and Advances, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2021	$3,525,967	$(1,075,457)	$2,450,510
Depreciation	-	(129,406)	(129,406)
Vessel acquisitions, advances and other vessels’ costs	1,467,937	-	1,467,937
Vessel sales, transfers and other movements	(306,008)	167,159	(138,849)
Balance, December 31, 2021	$4,687,896	$(1,037,704)	$3,650,192
Depreciation	-	(162,651)	(162,651)
Vessel acquisitions, advances and other vessels’ costs	249,023	-	249,023
Vessel sales, transfers and other movements	(140,817)	71,114	(69,703)
Balance, December 31, 2022	$4,796,102	$(1,129,241)	$3,666,861